Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERKSHIRE FUNDS
Entity Central Index Key	0001030979
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Berkshire Focus Fund
Shareholder Report [Line Items]
Fund Name	BERKSHIRE FOCUS FUND
Class Name	Berkshire Focus Fund
Trading Symbol	BFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Berkshire Focus Fund (BFOCX) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.berkshirefunds.com. You can also request this information by contacting us at 1-877-526-0707.
Additional Information Phone Number	1-877-526-0707
Additional Information Website	www.berkshirefunds.com
Expenses [Text Block]	Fund Costs (based on hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Berkshire Focus Fund	$222.95	1.95%

Expenses Paid, Amount	$ 222.95
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Performance

For the twelve-month period ended December 31, 2025, the Berkshire Focus Fund significantly outperformed its primary benchmark index. The Fund generated a total return of 28.67% while the S&P 500® Index—which we consider to be the Fund’s primary benchmark index—produced a total return of 17.88% over the same period. A $10,000 investment in our Fund over 10 years starting on December 31, 2015, grew to $45,277. This was a +16.30% average annual compounded return. A $10,000 investment in the S&P 500® over the same period grew to $39,827. This was a +14.82% average annual compounded return.

U.S. stock markets concluded 2025 with their third consecutive year of double-digit gains, characterized by resilience in the face of significant volatility. President Trump’s introduction of “Liberation Day” tariffs in April caused the sharpest selloff of equities since the pandemic. Following the rollback of tariffs, the U.S. markets staged a massive recovery into June, driven by robust corporate earnings and continued momentum in artificial intelligence (AI). The Federal Reserve enacted three interest rate cuts late in the year (September, October, and December) to support a slowing economy, balancing the need to fight persistent inflation with the risk of a weakening labor market. Despite early recession fears and a 43-day government shutdown in October and November, the U.S. economy showed strength, with Q3 GDP accelerating at an annualized rate of 4.4%. All the major U.S. indexes reached record highs by late December as AI-oriented stocks were the primary drivers, with the technology sector significantly outpacing the broader market.

Our investments in NVIDIA (NVDA), Broadcom (AVGO), Palantir (PLTR), Applied Digital (APLD), Bloom Energy (BE), Vertiv (VRT) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period. However, some of our investments detracted from the Fund’s performance—these included Coinbase Global (COIN), CoreWeave (CRWV), Oracle (ORCL), Reddit (RDDT) and Strategy (MSTR). New significant additions to the portfolio in the second half were Celestica (CLS), MongoDB (MDB), GE Vernova (GEV), Rocket Lab USA (RKLB), SiTime (SITM) and Nebius (NBIS).

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Net Assets	$ 301,500,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 4,201,173
Investment Company, Portfolio Turnover	2603.08%
Additional Fund Statistics [Text Block]	Fund Statistics Net Assets: $301.5 million Portfolio Holdings: 24 Portfolio Turnover: 2,603.8% Total Advisory Fees Paid: $4,201,173
Updated Prospectus Web Address	www.berkshirefunds.com